EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
EARNINGS PER SHARE
Schedule of Basic and diluted earnings (Loss) per share

	Years ended
	December 31
	2020	2019
Net income (loss)	$23,719	$(7,667)
Basic weighted average number of shares	126,730,500	108,363,047
Basic earnings (loss) per share	$0.19	$(0.07)

Effect of dilutive securities
Warrants	7,431,541	—
Stock options	1,752,315	—
RSUs	61,183	—
Diluted weighted average number of common shares	135,975,539	108,363,047
Diluted earnings (loss) per share	$0.17	$(0.07)

Schedule of anti-dilutive securities excluded from the computation of diluted earnings per share

	Years ended
	December 31
	2020	2019
Warrants	—	18,250,000
Stock options	58,033	3,834,119
RSUs	—	97,027